Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0001786286
Registrant Name	Draganfly Inc.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A